MORGAN STANLEY DEAN WITTER FUND OF FUNDS
LETTER TO THE SHAREHOLDERS March 31, 1999

                                Two World Trade Center, New York, New York 10048

DEAR SHAREHOLDER:

This semiannual report to shareholders of Morgan Stanley Dean Witter Fund of Funds (International Portfolio and Domestic Portfolio) covers the six-month period ended March 31, 1999.


INTERNATIONAL PORTFOLIO

During the period under review, the international markets remained a source of concern for investors. The problems that began with the devaluation of the Thai baht and spread quickly throughout Asia in 1997 and then continued into 1998 have left carnage across Asia. Only recently have the region's markets displayed signs of recovery. The effects on U.S. investors were fear of corroding corporate profits and a driving downward of the global equity markets. The vibrations were felt in Europe and especially Latin America.

By March 1999, however, the momentum had begun to swing in a more-positive direction in Asia, particularly Japan, whose stock market was up nearly 18 percent during the first three months of 1999. In Europe, the pendulum was also swinging to the plus side as hopes rose concerning the likelihood that the United Kingdom would join the European Monetary Union later in the year.


PERFORMANCE AND PORTFOLIO

For the six-month period ended March 31, 1999, Morgan Stanley Dean Witter Fund of Funds International Portfolio's Class A shares returned 24.12 percent, Class B shares returned 23.48 percent, Class C shares returned 23.92 percent and Class D shares returned 24.20 percent. The performance of the Fund's four share classes varies because of differing expenses. During the same period, the Morgan Stanley Capital International Europe, Australia, Far East Index returned
22.51 percent and the Lipper International Funds Index returned 16.98 percent.

The International Portfolio was rolled out to investors in November 1997. The investment objective for the International Portfolio is to seek

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
LETTER TO THE SHAREHOLDERS March 31, 1999, continued


long-term capital appreciation. Since its inception the Portfolio has been able to invest in four Morgan Stanley Dean Witter international funds: European Growth, International Small Cap, Japan Fund and Pacific Growth Fund. The International Portfolio offers investors diversification across many foreign markets while at the same time cushioning against short-term fluctuations in each geographical region.

For much of 1998 the International Portfolio was regaining ground lost earlier in the year from its overweighted position in Japan and the emerging markets of Asia. The Portfolio's disappointing performance during the first half of 1998, was caused by our belief that there would be a strong recovery in emerging Asia and Japan, a conviction that has only been realized in recent months, although later than expected. As the region's markets began to recover during the second half of 1998, the Portfolio's performance began picking up. The forward momentum continued into the first quarter of 1999.


OUTLOOK

Going forward, we anticipate maintaining the Portfolio's current allocations, with an over- to neutral weight in the Asian-exposed funds and a neutral stance in the European-exposed funds. We believe that the Asian countries are experiencing real improvement that goes beyond trading rallies and should continue to improve over the course of 1999. The signs of recovery in the commodities markets and the easing monetary policies adopted worldwide should bring relief where it is most greatly needed, for the heavily battered economies of the Pacific Rim.


DOMESTIC PORTFOLIO

As the Fund's fiscal year began on September 30, 1998, the domestic markets were still struggling to recover from a late-summer correction induced by renewed concerns over international markets and subsequent trouble with some large hedge funds. By late in the fourth quarter of 1998, the great bull market saw an amazing rebound, driven by the robust economy and an extra liquidity boost from the Federal Reserve. The market's scope, however, remained narrow in 1998, with the 100 largest stocks in the Standard & Poor's 500 Composite Stock Price Index (S&P 500) accounting for 85 percent of its total return. The first quarter of 1999 ended much the same way it started, with only a few notable changes. Although the breadth remained tight, there were some surprises to the upside in the energy and financial services sectors. The first quarter of 1999 will enter the history books as the period the Dow closed above the 10,000 level for the first time on March 29. The first quarter ended with the Dow up slightly more than 7 percent and the S&P 500 close to 5 percent, while the technology indexes were up an average 11 percent.

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
LETTER TO THE SHAREHOLDERS March 31, 1999, continued


PERFORMANCE

For the six-month period ended March 31, 1999, Morgan Stanley Dean Witter Fund of Funds Domestic Portfolio's Class A shares returned 19.36 percent, Class B shares returned 18.88 percent, Class C shares returned 19.36 percent and Class D shares returned 19.54 percent. The performance of the Fund's four share classes varies because of differing expenses. During the same period, the S&P 500 Index returned 27.32 percent, the Lipper Flexible Portfolio Funds Index returned 15.21 percent and the Lehman Brothers Government/Corporate Bond Index returned --1.07 percent.


PORTFOLIO STRUCTURE

The Domestic Portfolio, which was launched in November 1997, seeks to maximize total return. The key to the Portfolio is to capitalize on the secular and cyclical phases of the economy. As particular areas like growth, value, large cap and small cap tend to go in and out of favor, the Domestic Portfolio seeks to cushion investors from short-term fluctuations by diversifying across investment styles, market capitalizations and asset classes. Currently the Domestic Portfolio may invest in up to 25 Morgan Stanley Dean Witter funds.

Due to the continued underperformance of small- and mid-cap stocks and value-oriented stocks, the Portfolio's structure was shifted in the fourth quarter of 1998 by rotating assets out of these areas and increasing its exposure to large-cap growth funds as well as Information Fund and Natural Resource Development Securities. During the period under review the Portfolio eliminated its holdings in Convertible Securities Trust. These shifts contributed positively to the Portfolio's performance during the first quarter of 1999.


OUTLOOK

At the midpoint of the Fund's fiscal year, we anticipate continuing the Domestic Portfolio's current investment strategy in the months ahead. By diversifying across investment styles, market caps and asset classes, the Portfolio will seek to provide a cushion against short-term volatile moves in particular markets or sectors.

The domestic economy continues to be buoyant, and the Fund's management team believes that going forward a number of factors will only help the financial markets continue to improve, including the easier monetary policies adopted by many of the central banks, including the Federal Reserve Board. Overall, we believe that the Goldilocks economy is not going away any time soon. For the remainder of 1999, we believe that although volatility will continue, the U.S. markets will show further improvement as the outlook for corporate profits brightens.

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
LETTER TO THE SHAREHOLDERS March 31, 1999, continued


On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is also the President and Chief Operating Officer of Asset Management of Morgan Stanley Dean Witter & Co., and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc., the Fund's Investment Manager. He also serves as Chairman, Chief Executive Officer and Director of the Fund's distributor and transfer agent.

We appreciate your ongoing support of Morgan Stanley Dean Witter Fund of Funds and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

/s/ Charles A. Fiumefreddo                  /s/ Mitchell M. Merin

CHARLES A. FIUMEFREDDO                      MITCHELL M. MERIN
Chairman of the Board                       President

MORGAN STANLEY DEAN WITTER FUND OF FUNDS -- INTERNATIONAL
PORTFOLIO OF INVESTMENTS March 31, 1999 (unaudited)

 NUMBER OF
  SHARES                                                                            VALUE
--------------------------------------------------------------------------------------------
              COMMON STOCKS (80.6%)
  72,260      Morgan Stanley Dean Witter European Growth Fund Inc. ............   $1,430,756
  58,077      Morgan Stanley Dean Witter International SmallCap Fund ..........      481,454
 119,711      Morgan Stanley Dean Witter Japan Fund ...........................      914,591
 110,601      Morgan Stanley Dean Witter Pacific Growth Fund Inc. .............    1,244,267
                                                                                  ----------
              TOTAL COMMON STOCKS
              (Identified Cost $3,887,401) ....................................    4,071,068
                                                                                  ----------
 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
              SHORT-TERM INVESTMENTS (14.8%)
              U.S. GOVERNMENT AGENCY (a) (9.9%)
    $500      Federal Home Loan Mortgage Corp. 4.82% due 04/01/99
              (Amortized Cost $500,000) .......................................      500,000
                                                                                  ----------
              REPURCHASE AGREEMENT (4.9%)
     250      The Bank of New York 4.875% due 04/01/99 (dated 03/31/99;
              proceeds $249,953) (b) (Identified Cost $249,919) ...............      249,919
                                                                                  ----------
              TOTAL SHORT-TERM INVESTMENTS
              (Identified Cost $749,919) ......................................      749,919
                                                                                  ----------
              TOTAL INVESTMENTS
              (Identified Cost $4,637,320) (c) ....................    95.4%       4,820,987
              CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ......     4.6          232,784
                                                                      -----       ----------

              NET ASSETS ..........................................   100.0%      $5,053,771
                                                                      =====       ==========

--------------
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $21,118 U.S. Treasury Bill 0.00% due 06/17/99 valued at $20,920; $49,000 U.S. Treasury Bond 8.125% due 05/15/21 valued at $63,542;
    $68,000 U.S. Treasury Note 6.875% due 08/31/99 valued at $68,968; $61,000
    U.S. Treasury Note 5.75% due 10/31/00 valued at $63,130 and $36,197 U.S.
    Treasury Note 8.75% due 08/15/00 valued at $38,358.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $291,955 and the aggregate gross unrealized depreciation is $108,288, resulting in net unrealized appreciation of $183,667.

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FUND OF FUNDS -- DOMESTIC
PORTFOLIO OF INVESTMENTS March 31, 1999 (unaudited)

 NUMBER OF
  SHARES                                                                            VALUE
--------------------------------------------------------------------------------------------
              COMMON STOCKS (84.4%)
  46,000      Morgan Stanley Dean Witter American Value Fund ..................   $1,669,324
  55,860      Morgan Stanley Dean Witter Capital Growth Securities ............      925,035
 283,391      Morgan Stanley Dean Witter Competitive Edge Fund
              "Best Ideas" Portfolio ..........................................    3,083,290
  21,563      Morgan Stanley Dean Witter Developing Growth Securities .........      569,683
  51,657      Morgan Stanley Dean Witter Dividend Growth Securities Inc. ......    3,192,387
  86,952      Morgan Stanley Dean Witter Growth Fund ..........................    1,513,830
 244,337      Morgan Stanley Dean Witter High Yield Securities Inc. ...........    1,409,824
  87,431      Morgan Stanley Dean Witter Information Fund .....................    1,690,035
 170,282      Morgan Stanley Dean Witter Mid-Cap Dividend Growth
              Securities ......................................................    1,338,423
  91,820      Morgan Stanley Dean Witter Mid-Cap Growth Fund ..................    1,374,553
 321,370      Morgan Stanley Dean Witter Natural Resource Development
              Securities Inc. .................................................    3,715,037
   8,545      Morgan Stanley Dean Witter Precious Metals & Minerals Trust......       39,137
     142      Morgan Stanley Dean Witter Short-Term Bond Fund .................        1,355
 144,866      Morgan Stanley Dean Witter Special Value Fund ...................    1,347,253
 106,106      Morgan Stanley Dean Witter Utilities Fund .......................    1,947,054
  20,633      Morgan Stanley Dean Witter Value-Added Market Series/Equity
              Portfolio .......................................................      743,616
                                                                                  ----------
              TOTAL COMMON STOCKS
              (Identified Cost $23,553,489)....................................   24,559,836
                                                                                  ----------
 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
              SHORT-TERM INVESTMENTS (15.3%)
              U.S. GOVERNMENT AGENCY (a) (10.3%)
 $ 3,000      Federal Home Loan Mortgage Corp. 4.82% due 04/01/99
              (Amortized Cost $3,000,000)......................................    3,000,000
                                                                                  ----------
              REPURCHASE AGREEMENT (5.0%)
   1,467      The Bank of New York 4.875% due 04/01/99 (dated 03/31/99;
              proceeds $1,467,380) (b) (Identified Cost $1,467,182)............    1,467,182
                                                                                  ----------
              TOTAL SHORT-TERM INVESTMENTS
              (Identified Cost $4,467,182).....................................    4,467,182
                                                                                  ----------

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FUND OF FUNDS -- DOMESTIC
PORTFOLIO OF INVESTMENTS March 31, 1999 (unaudited) continued


                                                                               VALUE
--------------------------------------------------------------------------------------
     TOTAL INVESTMENTS
     (Identified Cost $28,020,671) (c)........................  99.7%      $29,027,018
     CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ..........   0.3            74,212
                                                               -----       -----------

     NET ASSETS .............................................. 100.0%      $29,101,230
                                                               =====       ===========

--------------
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $320,933 U.S. Treasury Bill 0.00% due 07/08/99 valued at $317,142; $197,643 U.S. Treasury Note 5.875% due 11/30/01 valued at
    $205,209; $478,000 U.S. Treasury Note 3.625% due 07/15/02 valued at $489,942 and $466,000 U.S. Treasury Note 9.125% due 05/15/99 valued at $484,232.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $1,355,960 and the aggregate gross unrealized depreciation is $349,613, resulting in net unrealized appreciation of $1,006,347.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
March 31, 1999 (unaudited)

                                                                    INTERNATIONAL      DOMESTIC
-------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at value
  (identified cost $4,637,320 and $28,020,671, respectively) .....   $4,820,987      $ 29,027,018
Cash .............................................................      217,266           119,036
Receivable for shares of beneficial interest sold ................       21,510            27,456
Receivable from affiliate ........................................       19,014            10,008
Deferred organizational expenses .................................       18,267            18,267
Prepaid expenses and other assets ................................       13,414            23,480
                                                                     ----------      ------------
  TOTAL ASSETS ...................................................    5,110,458        29,225,265
                                                                     ----------      ------------
LIABILITIES:
Payable for:
  Shares of beneficial interest repurchased ......................        2,341            46,871
  Plan of distribution fee .......................................        3,685            25,611
Organizational expenses ..........................................       18,287            18,267
Accrued expenses and other payables ..............................       32,374            33,286
                                                                     ----------      ------------
  TOTAL LIABILITIES ..............................................       56,687           124,035
                                                                     ----------      ------------
  NET ASSETS .....................................................   $5,053,771      $ 29,101,230
                                                                     ==========      ============
COMPOSITION OF NET ASSETS:
Paid-in-capital ..................................................   $4,506,263      $ 26,628,675
Net unrealized appreciation ......................................      183,667         1,006,347
Accumulated undistributed net investment income (loss) ...........       (9,932)           59,874
Accumulated undistributed net realized gain ......................      373,773         1,406,334
                                                                     ----------      ------------
  NET ASSETS .....................................................   $5,053,771      $ 29,101,230
                                                                     ==========      ============
CLASS A SHARES:
Net Assets .......................................................     $890,060        $1,053,325
Shares Outstanding (unlimited authorized, $.01 par value) ........       79,008            95,568
  NET ASSET VALUE PER SHARE ......................................       $11.27            $11.02
                                                                         ======            ======
  MAXIMUM OFFERING PRICE PER SHARE,
    (net asset value plus 5.54% of net asset value) ..............       $11.89            $11.63
                                                                         ======            ======
CLASS B SHARES:
Net Assets .......................................................   $3,969,868       $26,401,425
Shares Outstanding (unlimited authorized, $.01 par value) ........      355,894         2,402,199
  NET ASSET VALUE PER SHARE ......................................       $11.15            $10.99
                                                                         ======            ======
CLASS C SHARES:
Net Assets .......................................................     $118,867        $1,631,849
Shares Outstanding (unlimited authorized, $.01 par value) ........       10,618           147,858
  NET ASSET VALUE PER SHARE ......................................       $11.19            $11.04
                                                                         ======            ======
CLASS D SHARES:
Net Assets .......................................................      $74,976           $14,631
Shares Outstanding (unlimited authorized, $.01 par value) ........        6,640             1,327
  NET ASSET VALUE PER SHARE ......................................       $11.29            $11.03
                                                                         ======            ======

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
FINANCIAL STATEMENTS, continued


STATEMENT OF OPERATIONS
For the six months ended March 31, 1999 (unaudited)

                                                     INTERNATIONAL     DOMESTIC
--------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS):
INCOME
Dividends .........................................    $       --     $  670,830
                                                       ----------     ----------
Interest ..........................................         9,221         57,120
                                                       ----------     ----------
  TOTAL INCOME ....................................         9,221        727,950
                                                       ----------     ----------
EXPENSES
Plan of distribution fee (Class A shares) .........         1,028          1,418
Plan of distribution fee (Class B shares) .........        18,004        129,861
Plan of distribution fee (Class C shares) .........           121          2,164
Shareholder reports and notices ...................        13,898         33,667
Professional fees .................................         7,335          7,529
Custodian fees ....................................         4,232         10,338
Transfer agent fees and expenses ..................         3,347         17,510
Organizational expenses ...........................         2,490          2,490
Other .............................................         1,900          4,266
                                                       ----------     ----------
  TOTAL EXPENSES ..................................        52,355        209,243
Less: amounts waived/reimbursed ...................       (33,202)       (75,800)
                                                       ----------     ----------
  NET EXPENSES ....................................        19,153        133,443
                                                       ----------     ----------
  NET INVESTMENT INCOME (LOSS) ....................        (9,932)       594,507
                                                       ----------     ----------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments ..................       293,409        359,448
Capital gain distributions received ...............       158,776      1,042,426
                                                       ----------     ----------
  NET REALIZED GAIN ...............................       452,185      1,401,874
Net change in unrealized depreciation .............       547,219      3,027,719
                                                       ----------     ----------
  NET GAIN ........................................       999,404      4,429,593
                                                       ----------     ----------
NET INCREASE ......................................    $  989,472     $5,024,100
                                                       ==========     ==========

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
FINANCIAL STATEMENTS, continued


STATEMENT OF CHANGES IN NET ASSETS

                                                             FOR THE PERIOD                          FOR THE PERIOD
                                           FOR THE SIX     NOVEMBER 25, 1997*      FOR THE SIX     NOVEMBER 25, 1997*
                                          MONTHS ENDED           THROUGH          MONTHS ENDED          THROUGH
                                         MARCH 31, 1999    SEPTEMBER 30, 1998    MARCH 31, 1999    SEPTEMBER 30, 1998
                                        ----------------  --------------------  ----------------  -------------------
                                           (unaudited)                             (unaudited)
                                                    INTERNATIONAL                             DOMESTIC
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss) .........     $    (9,932)        $    12,159         $    594,507       $   358,368
Net realized gain (loss) .............         452,185             (78,412)           1,401,874           563,900
Net change in unrealized
  depreciation .......................         547,219            (363,552)           3,027,719        (2,021,372)
                                           -----------         -----------         ------------       -----------
  NET INCREASE (DECREASE) .                    989,472            (429,805)           5,024,100        (1,099,104)
                                           -----------         -----------         ------------       -----------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income
 Class A shares ......................              --                (444)             (47,405)           (7,838)
 Class B shares ......................              --             (18,372)            (697,012)          (89,059)
 Class C shares ......................              --                (670)             (45,091)           (6,042)
 Class D shares ......................              --                (114)                (493)              (61)
Net realized gain
 Class A shares ......................              --                  --              (27,008)               --
 Class B shares ......................              --                  --             (499,329)               --
 Class C shares ......................              --                  --              (32,843)               --
 Class D shares ......................              --                  --                 (260)               --
                                           -----------         -----------         ------------       -----------
  TOTAL DIVIDENDS AND
    DISTRIBUTIONS ....................              --             (19,600)          (1,349,441)         (103,000)
                                           -----------         -----------         ------------       -----------
Net increase (decrease) from
  transactions in shares of
  beneficial interest ................         110,701           4,353,003           (1,984,648)       28,563,323
                                           -----------         -----------         ------------       -----------
  NET INCREASE .......................       1,100,173           3,903,598            1,690,011        27,361,219
NET ASSETS:
Beginning of period ..................       3,953,598              50,000           27,411,219            50,000
                                           -----------         -----------         ------------       -----------
 END OF PERIOD                             $ 5,053,771         $ 3,953,598         $ 29,101,230       $27,411,219
                                           ===========         ===========         ============       ===========
Undistributed net investment
  income (loss) ......................     $    (9,932)                 --         $     59,874       $   255,368
                                           ===========         ===========         ============       ===========

--------------
*   Commencement of operations.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS March 31, 1999 (unaudited)


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Fund of Funds (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund will invest in Class D shares of other open-end management investment companies that are either members of the Morgan Stanley Dean Witter Family of Funds or managed by an investment advisor that is an affiliate of Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") (individually, an "Underlying Fund" and collectively, the "Underlying Funds").

The Fund, which consists of two separate portfolios ("Portfolios"), International and Domestic, was organized as a Massachusetts business trust on July 3, 1997 and had no operations other than those relating to organizational matters and the issuance of 10,000 shares of beneficial interest for $100,000 to the Investment Manager to effect the Fund's initial capitalization. Each Portfolio issued 5,000 shares (1,250 per class) of beneficial interest for $50,000 ($12,500 per class). The Fund commenced operations on November 25, 1997.

The investment objectives of each Portfolio are as follows:

--------------------------------------------------------------------------------
PORTFOLIO          INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
International      Seeks long-term capital appreciation by investing in a
                   selection of Underlying Funds which invest their assets
                   primarily in the international equity markets.
--------------------------------------------------------------------------------
Domestic           Seeks to maximize total investment return through capital
                   growth and income by investing in a selection of Underlying
                   Funds which invest their assets primarily in the U.S. equity and fixed-income markets.
--------------------------------------------------------------------------------

Each Portfolio offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS March 31, 1999 (unaudited) continued


The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) Investments are valued at the net asset value per share of each Underlying Fund determined as of the close of the New York Stock Exchange on valuation date; and (2) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENT -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

F. ORGANIZATIONAL AND PREPAID EXPENSES -- The Investment Manager incurred the organizational expenses of the Fund in the amount of approximately $50,000 ($25,000 per Portfolio) which will be reimbursed for

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS March 31, 1999 (unaudited) continued


the full amount thereof, exclusive of amounts waived of $13,466 ($6,733 per Portfolio). Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays no investment management fee. However, the Fund, through its investments in the Underlying Funds, will pay its pro rata share of the management or advisory or sub-advisory fees to the Investment Manager and/or Sub-Advisors or Advisor of the Underlying Funds.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

The Investment Manager has agreed to assume all operating expenses (except for plan of distribution fees) until such time as the respective Portfolio has $50 million in net assets or November 30, 1999, whichever occurs first. At March 31, 1999, included in the Statements of Assets and Liabilities are receivables from an affiliate which represent expense reimbursements due to the Portfolios.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS March 31, 1999 (unaudited) continued


(3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised International and Domestic that such excess amounts, including carrying charges, totaled $911,187 and $2,020,647, respectively at March 31, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended March 31, 1999, the distribution fee was accrued for International and Domestic Class A shares and Class C shares at the annual rate of 0.23% and 0.20%, and 0.22% and 0.25%, respectively.

The Distributor has informed International and Domestic that for the six months ended March 31, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's shares as follows: Class B shares -- $7,751 and $33,579, respectively; and Class C shares -- $98 and $1,116, respectively; and received $5,468 and $4,076, respectively, in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 1999 aggregated $4,743,992 and $4,864,266, respectively, for International and $36,344,997 and $37,166,987, respectively, for Domestic.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Funds transfer agent.

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS March 31, 1999 (unaudited) continued


5. SHARES OF BENEFICIAL INTEREST

                                                                            FOR THE PERIOD
                                                  FOR THE SIX             NOVEMBER 25, 1997*
                                                 MONTHS ENDED                   THROUGH
                                                MARCH 31, 1999            SEPTEMBER 30, 1998
                                         ----------------------------- -------------------------
                                                  (unaudited)
                                                              INTERNATIONAL
                                         -------------------------------------------------------
                                             SHARES         AMOUNT        SHARES       AMOUNT
                                         ------------- --------------- ----------- -------------
CLASS A
Sold ...................................     307,475    $   3,138,893     67,277    $  699,140
Reinvestment of dividends and
 distributions .........................          --               --         45           444
Redeemed ...............................    (294,071)      (3,062,439)    (2,968)      (29,427)
                                            --------    -------------     ------    ----------
Net increase (decrease) -- Class A .....      13,404           76,454     64,354       670,157
                                            --------    -------------     ------    ----------
CLASS B
Sold ...................................     106,032        1,122,285    397,997     3,985,486
Reinvestment of dividends and
 distributions .........................          --               --      1,770        17,435
Redeemed ...............................    (109,169)      (1,134,857)   (41,986)     (424,650)
                                            --------    -------------    -------    ----------
Net increase (decrease) -- Class B .....      (3,137)         (12,572)   357,781     3,578,271
                                            --------    -------------    -------    ----------
CLASS C
Sold ...................................       3,149           34,641     11,806       118,681
Reinvestment of dividends and
 distributions .........................          --               --         68           670
Redeemed ...............................      (4,201)         (45,039)    (1,454)      (14,900)
                                            --------    -------------    -------    ----------
Net increase (decrease) -- Class C .....      (1,052)         (10,398)    10,420       104,451
                                            --------    -------------    -------    ----------
CLASS D
Sold ...................................       5,377           57,217          1            10
Reinvestment of dividends and
 distributions .........................          --               --         12           114
                                            --------    -------------    -------    ----------
Net increase -- Class D ................       5,377           57,217         13           124
                                            --------    -------------    -------    ----------
Net increase (decrease) in Fund ........      14,592    $     110,701    432,568    $4,353,003
                                            ========    =============    =======    ==========
                                                                             FOR THE PERIOD
                                                 FOR THE SIX               NOVEMBER 25, 1997*
                                                 MONTHS ENDED                    THROUGH
                                                MARCH 31, 1999             SEPTEMBER 30, 1998
                                         ---------------------------- -----------------------------
                                                 (unaudited)
                                                                  DOMESTIC
                                         ----------------------------------------------------------
                                            SHARES         AMOUNT         SHARES         AMOUNT
                                         ------------ --------------- ------------- ---------------
CLASS A
Sold ...................................      8,829    $     94,901       195,957    $  1,986,330
Reinvestment of dividends and
 distributions .........................      6,261          67,433           724           7,325
Redeemed ...............................    (59,303)       (641,924)      (58,150)       (627,694)
                                            -------    ------------       -------    ------------
Net increase (decrease) -- Class A .....    (44,213)       (479,590)      138,531       1,365,961
                                            -------    ------------       -------    ------------
CLASS B
Sold ...................................    197,307       2,084,597     2,941,410      29,850,040
Reinvestment of dividends and
 distributions .........................     94,800       1,020,047         7,843          79,375
Redeemed ...............................   (407,441)     (4,308,067)     (432,970)     (4,524,346)
                                           --------    ------------     ---------    ------------
Net increase (decrease) -- Class B .....   (115,334)     (1,203,423)    2,516,283      25,405,069
                                           --------    ------------     ---------    ------------
CLASS C
Sold ...................................      7,587          80,573       208,500       2,140,619
Reinvestment of dividends and
 distributions .........................      6,917          74,495           564           5,713
Redeemed ...............................    (42,728)       (457,456)      (34,232)       (354,110)
                                           --------    ------------     ---------    ------------
Net increase (decrease) -- Class C .....    (28,224)       (302,388)      174,832       1,792,222
                                           --------    ------------     ---------    ------------
CLASS D
Sold ...................................         --              --             1              10
Reinvestment of dividends and
 distributions .........................         70             753             6              61
                                           --------    ------------     ---------    ------------
Net increase -- Class D ................         70             753             7              71
                                           --------    ------------     ---------    ------------
Net increase (decrease) in Fund ........   (187,701)   $ (1,984,648)    2,829,653    $ 28,563,323
                                           ========    ============     =========    ============

--------------
*   Commencement of operations.


6. FEDERAL INCOME TAX STATUS

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. The International Portfolio incurred and will elect to defer net capital losses of approximately $4,000 during fiscal 1998.

As of September 30, 1998, the International Portfolio had temporary book/tax differences attributable to post-October losses and capital loss deferrals on wash sales.

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                            INTERNATIONAL
                                   --------------------------------------------------------------------------------------------
                                       CLASS A SHARES          CLASS B SHARES          CLASS C SHARES          CLASS D SHARES
                                   --------------------     -------------------     -------------------     -------------------
                                     1999**      1998*       1999**      1998*       1999**      1998*       1999**      1998*
-------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA:++
Net asset value, beginning of
 period ..........................  $  9.08     $ 10.00     $  9.03     $ 10.00     $  9.03     $ 10.00     $  9.09     $ 10.00
                                    -------     -------     -------     -------     -------     -------     -------     -------
Income (loss) from investment
 operations: .....................
 Net investment income (loss).....     0.01        0.05       (0.03)       0.03        0.01        0.04        0.03        0.14
 Net realized and unrealized
 gain (loss) .....................     2.18       (0.88)       2.15       (0.91)       2.15       (0.92)       2.17       (0.96)
                                    -------     -------     -------     -------     -------     -------     -------     -------
Total income (loss) from
 investment operations ...........     2.19       (0.83)       2.12       (0.88)       2.16       (0.88)       2.20       (0.82)
                                    -------     -------     -------     -------     -------     -------     -------     -------
Less dividends from net
 investment income ...............       --       (0.09)         --       (0.09)         --       (0.09)         --       (0.09)
                                    -------     -------     -------     -------     -------     -------     -------     -------
Net asset value, end of period ...  $ 11.27     $  9.08     $ 11.15     $  9.03     $ 11.19     $  9.03     $ 11.29     $  9.09
                                    =======     =======     =======     =======     =======     =======     =======     =======
TOTAL RETURN (1)+ ................    24.12%      (8.36)%     23.48%      (8.87)%     23.92%      (8.87)%     24.20%      (8.26)%

RATIOS TO AVERAGE NET
 ASSETS (2)(3)(4)(5):
Expenses .........................     0.23%       0.25%       1.00%       0.94%       0.20%       0.92%       0.00%       0.00%
Net investment income (loss) .....     0.17%       1.01%      (0.60)%      0.32%       0.20%       0.34%       0.40%       1.26%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands .......................  $   890     $   596     $ 3,970     $ 3,241     $   119     $   105     $    75     $    11
Portfolio turnover rate (1) ......      116%        135%        116%        135%        116%        135%        116%        135%

-------------
* For the period November 25, 1997 (commencement of operations) through September 30, 1998.
**   For the six months ended March 31, 1999 (unaudited).
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment loss ratios would have been 1.66% and (1.26)%, respectively, for the six months ended March 31, 1999 and 6.16% and (4.90)%, respectively, for the period ended September 30, 1998, for Class A shares; 2.43% and (2.03)%, respectively, for the six months ended March 31, 1999 and 6.91% and (5.65)%, respectively, for the period ended September 30, 1998, for Class B shares; 1.63% and (1.23)%, respectively, for the six months ended March 31, 1999 and 6.91% and (5.65)%, respectively, for the period ended September 30, 1998, for Class C shares; and 1.43% and (1.03)%, respectively, for the six months ended March 31, 1999 and 5.91% and (4.65)%, respectively, for the period ended September 30, 1998, for Class D shares.
(4) Does not include any expenses incurred as a result of investment in the Underlying Funds.
(5) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
FINANCIAL HIGHLIGHTS, continued

                                                                               DOMESTIC
                                      -------------------------------------------------------------------------------------------
                                          CLASS A SHARES         CLASS B SHARES         CLASS C SHARES         CLASS D SHARES
                                      -------------------     -------------------     -------------------     -------------------
                                       1999**      1998*       1999**      1998*       1999**      1998*       1999**      1998*
---------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA:++
Net asset value, beginning of
 period ............................. $  9.72     $ 10.00     $  9.67     $ 10.00     $  9.67     $ 10.00     $  9.74     $ 10.00
                                      -------     -------     -------     -------     -------     -------     -------     -------
Income (loss) from investment
operations:
 Net investment income ..............    0.27        0.21        0.21        0.14        0.25        0.13        0.26        0.22
 Net realized and unrealized
 gain (loss) ........................    1.60       (0.44)       1.61       (0.42)       1.61       (0.41)       1.63       (0.43)
                                      -------     -------     -------     -------     -------     -------     -------     -------
Total income (loss) from
 investment operations ..............    1.87       (0.23)       1.82       (0.28)       1.86       (0.28)       1.89       (0.21)
                                      -------     -------     -------     -------     -------     -------     -------     -------
Less dividends and distributions
from:
 Net investment income ..............   (0.36)      (0.05)      (0.29)      (0.05)      (0.28)      (0.05)      (0.39)      (0.05)
 Net realized gain ..................   (0.21)         --       (0.21)         --       (0.21)         --       (0.21)         --
                                      -------     -------     -------     -------     -------     -------     -------     -------
Total dividends and
 distributions ......................   (0.57)      (0.05)      (0.50)      (0.05)      (0.49)      (0.05)      (0.60)      (0.05)
                                      -------     -------     -------     -------     -------     -------     -------     -------
Net asset value, end of period ...... $ 11.02     $  9.72     $ 10.99     $  9.67     $ 11.04     $  9.67     $ 11.03     $  9.74
                                      =======     =======     =======     =======     =======     =======     =======     =======
TOTAL RETURN (1)+ ...................   19.36%      (2.33)%     18.88%      (2.83)%     19.36%      (2.83)%     19.54%     (2.13)%

RATIOS TO AVERAGE NET
 ASSETS (2)(3)(4)(5):
Expenses ............................    0.22%       0.22%       1.00%       0.92%       0.25%       0.92%       0.00%      0.00%
Net investment income ...............    4.80%       2.21%       4.02%       1.51%       4.77%       1.51%       5.02%      2.43%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands .......................... $ 1,053     $ 1,359     $26,401     $24,338     $ 1,632     $ 1,702     $    15     $   12
Portfolio turnover rate (1) .........     139%        227%        139%        227%        139%        227%        139%       227%

--------------
* For the period November 25, 1997 (commencement of operations) through September 30, 1998.
**   For the six months ended March 31, 1999 (unaudited).
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 0.62% and 4.40%, respectively, for the six months ended March 31, 1999 and 1.15% and 1.28%, respectively, for the period ended September 30, 1998, for Class A shares; 1.40% and 3.62%, respectively, for the six months ended March 31, 1999 and 1.90% and 0.53%, respectively, for the period ended September 30, 1998, for Class B shares; 0.65% and 4.37%. respectively, for the six months ended March 31, 1999 and 1.90% and 0.53%, respectively, for the period ended September 30, 1998, for Class C shares; and 0.40% and 4.62%, respectively, for the six months ended March 31, 1999 and 0.90% and 1.53%, respectively, for the period ended September 30, 1998, for Class D shares.
(4) Does not include any expenses incurred as a result of investment in the Underlying Funds.
(5) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        SEE NOTES TO FINANCIAL STATEMENTS